File No. 333-107758

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                           FT 758
  Advisor's Disciplined Income Trust, Corporate Bond Investment
           Grade Intermediate Portfolio, Series 2003-9
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P.    CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen           Attn:  Eric F. Fess
          1001 Warrenville Road           111 West Monroe Street
          Lisle, Illinois  60532          Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 2005
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Registered
                          Public Accounting Firm


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 758 ADVISOR'S DISCIPLINED INCOME TRUST, CORPORATE BOND INVESTMENT GRADE INTERMEDIATE PORTFOLIO, SERIES 2003-9, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 30, 2005.

                              FT 758
                              ADVISOR'S DISCIPLINED INCOME TRUST,
                                CORPORATE BOND INVESTMENT GRADE
                                INTERMEDIATE PORTFOLIO, SERIES 2003-9
                                    (Registrant)


                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Jason T. Henry
                                  Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                   TITLE*                 DATE

Judith M. Van Kampen          Director            )
                              of The Charger      )
                              Corporation, the    )  November 30, 2005
                              General Partner of  )
                              First Trust         )
                              Portfolios, L.P.    )

Karla M. Van Kampen-Pierre    Director            )
                              of The Charger      )
                              Corporation, the    )  Jason T. Henry
                              General Partner of  )  Attorney-in-Fact**
                              First Trust         )
                              Portfolios, L.P.    )

David G. Wisen                Director            )
                              of The Charger      )
                              Corporation, the    )
                              General Partner of  )
                              First Trust         )
                              Portfolios, L.P.    )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


    CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our report dated November 28, 2005 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
November 28, 2005